Nature of Operations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Wheeler River Joint Venture
Statement [Line Items]
Effective Ownership Interest	95.00%
Ownership Interest, in Key Contractual Arrangements	90.00%
Waterbury Lake Uranium LP
Statement [Line Items]
Ownership interest, Joint Operations	70.32%	69.35%
McClean Lake Joint Venture
Statement [Line Items]
Ownership Interest, in Key Contractual Arrangements	22.50%	22.50%
Midwest Joint Venture
Statement [Line Items]
Ownership Interest, in Key Contractual Arrangements	25.17%	25.17%
Millennium Project
Statement [Line Items]
Ownership interest, Joint Operations	30.099%
Kiggavik Project
Statement [Line Items]
Ownership interest, Joint Operations	33.8118%
Christie Lake
Statement [Line Items]
Ownership interest, Joint Operations	34.4508%
JCU
Statement [Line Items]
Ownership interest, Joint Operations	50.00%	50.00%
JCU | Wheeler River Joint Venture
Statement [Line Items]
Ownership interest, Joint Operations	5.00%